OAKHURST FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
May 31, 2023 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 27.9%	Coupon	Maturity	Par Value	Value
Federal Farm Credit Bank - 1.3%
Federal Farm Credit Bank	1.150%	08/12/30	$ 2,000,000	$ 1,596,388

Federal Home Loan Bank - 1.0%
Federal Home Loan Bank	3.250%	05/20/27	1,250,000	1,193,734

Small Business Administration - 0.0% (a)
SBA	5.720%	01/01/29	25,899	25,543

Tennessee Valley Authority - 0.9%
Tennessee Valley Authority	4.650%	06/15/35	1,100,000	1,112,715

U.S. Treasury Bonds - 7.8%
U.S. Treasury Bonds	5.250%	02/15/29	2,272,000	2,436,987
U.S. Treasury Bonds	3.000%	05/15/42	4,699,000	4,061,331
U.S. Treasury Bonds	2.500%	02/15/45	3,608,000	2,797,891
				9,296,209
U.S. Treasury Notes - 16.9%
U.S. Treasury Notes	2.875%	05/15/28	1,250,000	1,198,389
U.S. Treasury Notes	2.375%	05/15/29	3,987,000	3,693,893
U.S. Treasury Notes	2.750%	05/31/29	4,000,000	3,783,906
U.S. Treasury Notes	3.625%	03/31/30	923,000	918,385
U.S. Treasury Notes	1.875%	02/15/32	2,300,000	1,998,035
U.S. Treasury Notes	2.875%	05/15/32	3,500,000	3,291,777
U.S. Treasury Notes	2.750%	08/15/32	3,835,000	3,564,902
U.S. Treasury Notes	3.500%	02/15/33	1,800,000	1,778,063
				20,227,350

Total U.S. Government & Agencies (Cost $36,510,732)				$ 33,451,939

MUNICIPAL BONDS - 0.2%	Coupon	Maturity	Par Value	Value
California State Health Facilities Financing Authority, Revenue Bond, Series 2019 (Cost $260,000)	2.704%	06/01/30	$ 260,000	$ 229,158

ASSET-BACKED SECURITIES - 7.5%	Coupon	Maturity	Par Value	Value
Coinstar Funding, LLC, 144A, Series 2017-1-A-2	5.216%	04/25/47	$ 1,391,200	$ 1,069,765

OAKHURST FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 7.5% (Continued)	Coupon	Maturity	Par Value	Value
Countrywide Asset-Backed Certificates, Series 2004-6-2-A-3 (1*1MO LIBOR + 120) (b)	6.338%	11/25/34	$ 148,892	$ 143,784
DB Master Finance, LLC, 144A, Series 2021-1-A-2-II	2.493%	11/20/51	1,317,930	1,111,430
Domino's Pizza Master Issuer, LLC, 144A, Series 2015-1-A-2-II	4.474%	10/25/45	1,224,850	1,176,825
Exeter Automobile Receivables Trust, Series 2021-2A-C	0.980%	06/15/26	911,684	889,771
Fat Brands GFG Royalty, LLC, 144A, Series 2021-1-A-2	6.000%	07/25/51	1,000,000	893,357
Flagship Credit Auto Trust, 144A, Series 2020-4-D	2.180%	02/16/27	735,000	685,200
Focus Brands Funding, LLC, 144A, Series 2018-1-A-2	5.184%	10/30/48	735,350	699,160
GLS Auto Receivables Issuer Trust, 144A, Series 2020-1-C	2.720%	11/17/25	820,494	809,027
Jack in the Box Funding, LLC, 144A, Series 2022-1-A-2-I	3.445%	02/26/52	867,750	769,293
Long Beach Mortgage Loan Trust, Series 2004-4-I-A1 (1*1MO LIBOR + 56) (b)	5.698%	10/25/34	726,683	670,713
Total Asset-Backed Securities (Cost $9,683,174)				$ 8,918,325

COLLATERALIZED MORTGAGE OBLIGATIONS - 32.9%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 8.3%
FHLMC, Series 3827-HA	3.500%	11/15/25	$ 55,838	$ 54,486
FHLMC, Series 4011-ML	3.000%	03/15/27	500,000	472,822
FHLMC, Series 2569-LD	5.500%	02/15/33	31,384	31,965
FHLMC, Series 3793-UA	4.000%	06/15/33	33,775	32,714
FHLMC, Series 5206-DV	3.500%	06/25/33	1,095,747	1,036,490
FHLMC, Pool #C9-1859	3.500%	12/01/35	233,736	222,942
FHLMC, Series 3622-WA	5.500%	09/15/39	158,581	160,777
FHLMC, Series 3843-JA	4.000%	04/15/40	9,609	9,409
FHLMC, Series 3940-PD	2.500%	02/15/41	117,526	111,576
FHLMC, Series 4226-AN	4.000%	04/15/41	9,648	9,587
FHLMC, Series 4077-AP	4.000%	01/15/42	35,777	34,457
FHLMC, Series 4183-PA	3.500%	01/15/43	38,432	37,344
FHLMC, Series 4566-CA	3.000%	01/15/43	90,960	88,965
FHLMC, Series 5245-CB	4.000%	12/25/46	1,113,351	1,079,481
FHLMC, Series 5227-JQ	4.000%	04/25/47	1,134,174	1,092,925

OAKHURST FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 32.9% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 8.3% (Continued)
FHLMC, Series 4753-JA	3.000%	12/15/47	$ 1,029,458	$ 933,107
FHLMC, Series 4760-A	3.000%	02/15/48	713,590	667,380
FHLMC, Series 5145-AB	1.500%	09/25/49	1,305,225	1,007,422
FHLMC, Series 4960-PD	2.000%	10/25/49	774,715	632,718
FHLMC, Series 5252-BA	4.000%	02/25/50	1,189,634	1,151,575
FHLMC, Series 5231-LV	4.500%	05/25/52	1,148,754	1,119,277
				9,987,419
Federal National Mortgage Association - 4.6%
FNMA, Series 2005-80-BA	5.000%	04/25/29	23,657	23,800
FNMA, Series 2009-96-DB	4.000%	11/25/29	77,712	75,693
FNMA, Pool #FM5329	2.000%	01/01/31	555,357	511,142
FNMA, Pool #MA1201	3.500%	10/01/32	95,350	91,441
FNMA, Series 2022-22-EV	4.000%	07/25/33	784,642	760,545
FNMA, Series 2004-W3-A-7	5.500%	05/25/34	484,967	485,805
FNMA, Pool #FS0862	2.500%	12/01/36	989,558	915,219
FNMA, Pool #MA0584	4.500%	10/01/40	9,308	8,886
FNMA, Series 2013-13-MA	4.000%	01/25/43	242,714	235,812
FNMA, Series 2016-49-LA	3.500%	01/25/43	148,015	143,301
FNMA, Series 2014-80-KA	2.000%	03/25/44	283,594	219,656
FNMA, Series 2016-24-HA	3.000%	04/25/44	64,993	62,444
FNMA, Series 2017-22-EC	3.000%	06/25/44	147,335	141,447
FNMA, Series 2016-89-CG	3.000%	04/25/46	124,759	115,050
FNMA, Series 2017-105-N	3.000%	01/25/48	1,339,693	1,220,538
FNMA, Series 2019-33-N	3.000%	03/25/48	295,420	275,375
FNMA, Series 2018-45-AB	3.000%	06/25/48	221,836	202,095
				5,488,249
Government National Mortgage Association - 8.0%
GNMA, Series 2020-078-CB	5.000%	09/20/34	227,031	225,637
GNMA, Series 2009-104-KA	4.500%	08/16/39	14,593	14,404
GNMA, Series 2017-084-JD	3.000%	05/20/47	38,175	34,291
GNMA, Series 2018-006-JA	2.750%	01/20/48	219,621	201,733
GNMA, Series 2019-061-KU	3.500%	05/20/49	823,725	764,690
GNMA, Series 2019-099-JC	3.000%	08/20/49	73,574	67,576
GNMA, Series 2019-152-HA	3.500%	08/20/49	165,825	158,245
GNMA, Series 2020-05-NA	3.500%	12/20/49	241,530	224,425
GNMA, Series 2020-133-A (b)	5.935%	05/01/50	256,969	264,934
GNMA, Series 2020-084-WA	3.500%	06/20/50	170,643	157,480
GNMA, Series 2020-095-NB	4.500%	07/20/50	25,067	23,085
GNMA, Series 2020-122-DP	2.500%	07/20/50	1,228,704	1,073,525
GNMA, Series 2022-078-LA	4.500%	07/20/50	1,048,110	1,032,312
GNMA, Series 2020-123-PB	2.250%	08/20/50	607,889	519,857
GNMA, Series 2020-133-HA	3.500%	09/20/50	332,619	305,086

OAKHURST FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 32.9% (Continued)	Coupon	Maturity	Par Value	Value
Government National Mortgage Association - 8.0% (Continued)
GNMA, Series 2020-134-NP	2.500%	09/20/50	$ 944,483	$ 809,968
GNMA, Series 2020-183-AY	2.000%	11/20/50	939,302	753,424
GNMA, Series 2022-075-PA	4.000%	04/20/51	1,175,531	1,127,592
GNMA, Series 2022-20-KA	2.500%	01/20/52	1,152,298	1,029,682
GNMA, Series 2022-024-BC	4.000%	02/20/52	760,553	727,333
				9,515,279
Non-Agency - 12.0%
ABN AMRO Mortgage Corporation, Series 2003-12-1A	5.000%	12/25/33	95,350	91,681
Bank of America Funding Corporation, Series 2003-J-2-A-1 (b)	3.792%	11/25/33	260,609	234,466
Bank of America Funding Corporation, Series 2004-A-3-A-1 (b)	4.295%	02/25/34	15,819	15,641
Bear Stearns ALT-A Trust, Series 2003-6-II-A-1 (b)	4.421%	01/25/34	173,922	156,103
Countrywide Home Loans, Inc., Series 2003-49-A-9 (b)	3.979%	12/19/33	36,673	32,981
Credit Suisse First Boston Mortgage Securities Company, Series 2002-AR31-IV-A-2 (b)	4.245%	11/25/32	38,718	37,722
Credit Suisse First Boston Mortgage Securities Company, Series 2003-11-I-A-31	5.500%	06/25/33	22,610	21,960
CSMC Mortgage Trust, 144A, Series 2013-IVR1-A-2	3.000%	03/25/43	366,429	325,254
GS Mortgage-Backed Securities, 144A, Series 2021-PJ1-A-4 (b)	2.500%	06/25/51	631,302	490,270
HarborView Mortgage Loan Trust, Series 2003-1-A (b)	3.999%	05/19/33	43,229	37,956
HarborView Mortgage Loan Trust, Series 2004-4-2-A (1*1MO LIBOR + 56) (b)	5.412%	06/19/34	54,639	48,262
Impac CMB Trust, Series 2004-10-4-A-2 (1*1MO LIBOR + 94) (b)	6.078%	03/25/35	46,845	42,634
Impac CMB Trust, Series 2005-4-2-A-1 (1*1MO LIBOR + 30) (b)	5.738%	05/25/35	298,335	265,612
Impac CMB Trust, 144A, Series 2007-A-A (1*1MO LIBOR + 50) (b)	5.638%	05/25/37	750,902	697,567

OAKHURST FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 32.9% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency - 12.0% (Continued)
Impac CMB Trust, 144A, Series 2007-A-M-1 (1*1MO LIBOR + 80) (b)	5.938%	05/25/37	$ 273,501	$ 254,705
Impac Secured Assets Corporation, Series 2003-3-A-1 (b)	5.200%	08/25/33	24,456	23,479
Impac Secured Assets Corporation, Series 2006-1-2-A-1 (1*1MO LIBOR + 70) (b)	5.838%	05/25/36	92,750	79,041
JPMorgan Mortgage Trust, Series 2003-A1-1-A-1 (b)	3.785%	10/25/33	64,030	57,311
JPMorgan Mortgage Trust, Series 2004-A1-4-A-1 (b)	3.705%	02/25/34	53,237	51,506
JPMorgan Mortgage Trust, Series 2004-A3-S-F-3 (b)	3.797%	06/25/34	87,755	81,418
JPMorgan Mortgage Trust, Series 2004-A4-2-A-2 (b)	4.081%	09/25/34	590,326	521,896
JPMorgan Mortgage Trust, Series 2004-A5-2-A-1 (b)	4.055%	12/25/34	27,537	27,581
JPMorgan Mortgage Trust, 144A, Series 2013-3-A-3 (b)	3.352%	07/25/43	56,298	51,263
JPMorgan Mortgage Trust, 144A, Series 2017-A-A-3 (b)	3.500%	05/25/47	115,561	103,375
JPMorgan Mortgage Trust, 144A, Series 2018-1-A-7 (b)	3.500%	06/25/48	443,241	400,743
Master Adjustable Rate Mortgage Trust, Series 2003-3-2-A-1 (b)	3.823%	09/25/33	49,569	43,699
Master Asset Securitization Trust, Series 2004-1-3-A-7	5.250%	01/25/34	40,216	38,371
Merrill Lynch Mortgage Investors Trust, Series 2004-A3-I-A (b)	3.625%	05/25/34	115,296	102,885
Merrill Lynch Mortgage Investors Trust, Series 2004-1-A-2 (1*1MO LIBOR + 90) (b)	6.038%	11/25/34	794,781	740,663
Merrill Lynch Mortgage Investors Trust, Series 2005-A1-I-A (b)	4.324%	12/25/34	232,174	223,636
Nationstar Mortgage Loan Trust, 144A, Series 2013-A-A (b)	3.750%	12/25/52	37,934	34,657
New Residential Mortgage Loan Trust, 144A, Series 2015-2-A-2 (b)	3.750%	08/25/55	195,731	181,472
New Residential Mortgage Loan Trust, 144A, Series 2017-3-A-1 (b)	4.000%	04/25/57	214,658	204,762

OAKHURST FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 32.9% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency - 12.0% (Continued)
Opteum Mortgage Acceptance Corporation, Series 2005-5-IIA1D2 (b)	5.850%	12/25/35	$ 15,210	$ 15,037
Rocket Mortgage, LLC, 144A, Series 2022-1-A-5	2.500%	01/25/52	1,436,718	1,236,756
SBA Tower Trust, 144A, Series 2020-1-2-1C	1.884%	07/15/50	1,150,000	1,038,596
SBA Tower Trust, 144A, Series 2020-1-2-2C	2.328%	07/15/52	10,000	8,632
Sequoia Mortgage Trust, Series 2003-8-A-1 (1*1MO LIBOR + 64) (b)	5.593%	01/20/34	216,017	202,370
Sequoia Mortgage Trust, Series 2004-6-A-2 (1*1MO LIBOR + 56) (b)	5.513%	07/20/34	85,057	74,848
Sequoia Mortgage Trust, 144A, Series 2013-5-A-1 (b)	2.500%	05/25/43	171,844	147,033
Sequoia Mortgage Trust, Series 2013-6-A-2 (b)	3.000%	05/25/43	213,437	188,217
Sequoia Mortgage Trust, 144A, Series 2019-4-A-1	3.500%	11/25/49	578,290	516,299
Sequoia Mortgage Trust, 144A, Series 2019-5-A	3.500%	12/25/49	277,725	250,416
Sequoia Mortgage Trust, 144A, Series 2020-4-A-2	2.500%	11/25/50	564,784	463,369
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1-4-A4 (b)	5.193%	02/25/34	81,456	76,370
Structured Asset Mortgage Investments II Trust, Series 2004-AR6-A-1A (1*1MO LIBOR + 70) (b)	5.482%	02/19/35	1,037,177	958,518
Structured Asset Mortgage Investments, Inc., Series 2003-AR4-A-1 (1*1MO LIBOR + 70) (b)	5.482%	01/19/34	28,367	26,741
Structured Asset Mortgage Investments, Inc., Series 2004-AR4-IA1 (1*1MO LIBOR + 70) (b)	5.482%	12/19/34	67,599	61,061
Structured Asset Securities Corporation, Series 2003-9A-2-A1 (b)	5.500%	03/25/33	67,293	64,433
Structured Asset Securities Corporation, Series 2003-34A-5-A4 (b)	5.248%	11/25/33	119,275	113,689
Terwin Mortgage Trust, 144A, Series 2004-1HE-M-1 (b)	5.888%	02/25/34	301,936	283,273

OAKHURST FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 32.9% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency - 12.0% (Continued)
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-S3-III-A1	5.500%	05/25/33	$ 25,093	$ 24,522
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR7-A-7 (b)	3.868%	08/25/33	444,840	410,729
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A (b)	4.169%	08/25/33	169,332	161,652
Wa-Mu Mortgage Pass-Through Certificates, Series 2002-AR2-A (1*COF 11 + 125) (b)	3.660%	02/27/34	91,378	85,606
Wa-Mu Mortgage Pass-Through Certificates, Series 2005-AR2-1-A-1A (1*1MO LIBOR + 66) (b)	5.798%	01/25/45	980,092	908,023
Wa-Mu Mortgage Pass-Through Certificates, Series 2005-AR13-A-1A3 (1*1MO LIBOR + 156) (b)	6.698%	10/25/45	145,418	139,382
Wells Fargo Alternative Loan Trust, Series 2002-1-I-A-1	6.250%	08/25/32	215,344	207,869
Wells Fargo Mortgage-Backed Securities, 144A, Series 2021-RR1-A-3	2.500%	12/25/50	1,112,110	975,210
				14,359,223

Total Collateralized Mortgage Obligations (Cost $42,679,236)				$ 39,350,170

CORPORATE BONDS - 30.6%	Coupon	Maturity	Par Value	Value
Communications - 1.4%
CBS Corporation	7.875%	07/30/30	$ 765,000	$ 811,692
Discovery Communications, LLC	5.000%	09/20/37	1,025,000	860,820
				1,672,512
Consumer Discretionary - 0.8%
Genting NY, LLC, 144A	3.300%	02/15/26	1,025,000	928,877

Consumer Staples - 0.8%
Flowers Foods, Inc.	2.400%	03/15/31	1,128,000	927,599

Energy - 2.4%
Enbridge, Inc.	3.125%	11/15/29	1,059,000	948,895
Grey Oak Pipeline, LLC, 144A	3.450%	10/15/27	1,013,000	911,021
Phillips 66 Partners, L.P.	3.550%	10/01/26	643,000	581,610
Phillips 66 Partners, L.P.	3.750%	03/01/28	496,000	433,583
				2,875,109

OAKHURST FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 30.6% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 11.8%
AerCap Ireland Capital Ltd.	3.300%	01/30/32	$ 1,075,000	$ 872,941
Antares Holdings, L.P.	3.950%	07/15/26	1,070,000	932,570
Aviation Capital Group, LLC, 144A	1.950%	01/30/26	1,102,000	983,327
Bank of America Corporation (1*3MO LIBOR + 104) (b)	3.419%	12/20/28	984,000	905,190
Blackstone Private Credit Fund	3.250%	03/15/27	1,050,000	902,622
Drawbridge Special Opportunities Fund, L.P., 144A	3.875%	02/15/26	937,000	846,621
Fairfax Financial Holdings Ltd.	4.850%	04/17/28	938,000	910,914
Fidelity National Financial, Inc.	3.400%	06/15/30	899,000	778,818
First American Financial Corporation	4.000%	05/15/30	1,017,000	897,526
FS KKR Capital Corporation	3.400%	01/15/26	983,000	891,883
GE Capital Funding, LLC	4.400%	05/15/30	580,000	541,919
Goldman Sachs Group, Inc.	6.125%	02/15/33	870,000	928,573
Icahn Enterprises, L.P.	4.375%	02/01/29	750,000	573,900
Jackson Financial, Inc.	3.125%	11/23/31	1,100,000	852,541
New York Community Bancorp, Inc. (3MO LIBOR + 278) (b)	5.900%	11/06/28	520,000	477,335
Owl Rock Capital Corporation	2.625%	01/15/27	1,072,000	906,886
PennyMac Mortgage Investment Trust	5.500%	11/01/24	1,000,000	915,000
				14,118,566
Health Care - 1.4%
Bristol-Myers Squibb Company	5.875%	11/15/36	485,000	519,214
CVS Health Corporation	6.943%	01/10/30	330,716	342,652
CVS Pass-Through Trust, 144A, Series 2013	4.704%	01/10/36	208,812	194,476
CVS Pass-Through Trust, 144A, Series 2014	4.163%	08/11/36	672,026	584,945
				1,641,287
Industrials - 4.0%
Air Canada Pass-Through Certificates, 144A, Series 2017-1-A	3.550%	07/15/31	962,000	819,370
American Airlines Group Pass-Through Certificates, Series 2019-1-AA	3.150%	08/15/33	1,070,051	921,014
MasTec, Inc., 144A	4.500%	08/15/28	975,000	898,335
Roper Technologies, Inc.	2.950%	09/15/29	1,035,000	921,649
U.S. Airways Pass-Through Trust, Series 2011-1-A	7.125%	04/22/25	315,332	314,115
United Airlines Pass-Through Certificates, Series 2020-1-A	5.875%	04/15/29	937,882	926,777
				4,801,260

OAKHURST FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 30.6% (Continued)	Coupon	Maturity	Par Value	Value
Materials - 0.7%
Georgia-Pacific, LLC	7.750%	11/15/29	$ 780,000	$ 900,564

Real Estate - 1.4%
American Homes 4 Rent	2.375%	07/15/31	1,128,000	894,934
Crown Castle International Corporation	4.000%	03/01/27	875,000	841,704
				1,736,638
Technology - 3.8%
Broadcom Corporation	4.300%	11/15/32	1,000,000	909,169
Hewlett Packard Enterprise Company	6.200%	10/15/35	857,000	906,407
NXP B.V./NXP Funding, LLC	2.500%	05/11/31	1,067,000	869,855
Science Applications International Corporation	5.500%	07/01/33	1,000,000	936,250
TD SYNNEX Corporation	2.375%	08/09/28	1,089,000	890,664
				4,512,345
Utilities - 2.1%
Elwood Energy, LLC	8.159%	07/05/26	331,822	270,435
Entergy New Orleans, LLC	4.000%	06/01/26	700,000	668,024
National Rural Utilities Cooperative Finance Corporation	8.000%	03/01/32	805,000	953,114
NSG Holdings, LLC, 144A	7.750%	12/15/25	633,297	626,964
				2,518,537

Total Corporate Bonds (Cost $40,767,733)				$ 36,633,294

OAKHURST FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.7%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 5.04% (c) (Cost $858,572)	858,572	$ 858,572

Total Investments at Value - 99.8% (Cost $130,759,447)		$ 119,441,458

Other Assets in Excess of Liabilities - 0.2%		283,575

Net Assets - 100.0%		$ 119,725,033

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid under procedures approved by the Board of Trustees. The total value of such securities is $21,671,645 as of May 31, 2023, representing 18.1% of net assets.
COF 11 -	Cost of funds for the 11th District of San Francisco.
LIBOR -	London Interbank Offered Rate.

(a)	Percentage rounds to less than 0.1%.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of May 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c)	The rate shown is the 7-day effective yield as of May 31, 2023.

OAKHURST SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS
May 31, 2023 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 5.1%	Coupon	Maturity	Par Value	Value
Small Business Administration - 0.1%
SBA	5.510%	11/01/27	$ 21,031	$ 20,831

U.S. Treasury Notes - 5.0%
U.S. Treasury Notes	2.250%	04/30/24	500,000	486,582
U.S. Treasury Notes	3.000%	06/30/24	500,000	488,711
U.S. Treasury Notes	4.250%	09/30/24	750,000	743,730
				1,719,023

Total U.S. Government & Agencies (Cost $1,743,869)				$ 1,739,854

ASSET-BACKED SECURITIES - 13.2%	Coupon	Maturity	Par Value	Value
Accredited Mortgage Loan Trust, Series 2004-3-2A2 (1*1MO LIBOR + 120) (a)	6.338%	10/25/34	$ 67,292	$ 65,554
ACE Securities Corporation, Series 2003-NC1-A-2A (1*1MO LIBOR + 84) (a)	5.558%	07/25/33	234,621	213,029
Argent Securities, Inc., Series 2004-W10-A-2 (1*1MO LIBOR + 78) (a)	4.327%	10/25/34	225,614	211,442
Coinstar Funding, LLC, 144A, Series 2017-1-A-2	5.216%	04/25/47	606,300	466,215
Countrywide Asset-Backed Certificates, Series 2004-6-2-A-3 (1*1MO LIBOR + 120) (a)	6.338%	11/25/34	152,019	146,803
Countrywide Home Loans, Inc., Series 2004-6-2-A-5 (1*1MO LIBOR + 78) (a)	5.918%	11/25/34	579,813	547,287
DB Master Finance, LLC, 144A, Series 2021-1-A-2-I	2.045%	11/20/51	674,725	590,988
Domino's Pizza Master Issuer, LLC, 144A, Series 2015-1-A-2-II	4.474%	10/25/45	607,750	583,921
Drive Auto Receivables Trust, Series 2021-1-C	1.020%	06/15/27	340,105	334,666
Fat Brands GFG Royalty, LLC, 144A, Series 2021-1-A-2	6.000%	07/25/51	450,000	402,011
Mortgage IT Trust, Series 2005-5-A-1 (1*1MO LIBOR + 52) (a)	5.398%	12/25/35	366,244	347,055

OAKHURST SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 13.2% (Continued)	Coupon	Maturity	Par Value	Value
Soundview Home Equity Loan Trust, Series 2003-2-A-2 (1*1MO LIBOR + 130) (a)	6.438%	11/25/33	$ 211,162	$ 207,450
Thornburg Mortgage Trust, Series 2003-4-A-1 (1*1MO LIBOR + 64)	5.458%	09/25/43	397,870	373,781
Total Asset-Backed Securities (Cost $4,907,559)				$ 4,490,202

COLLATERALIZED MORTGAGE OBLIGATIONS - 40.0%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 7.1%
FHLMC, Pool #J1-2630	4.000%	07/01/25	$ 115,238	$ 113,412
FHLMC, Series 2580-PY	4.000%	03/15/33	9,962	9,535
FHLMC, Series 3664-DA	4.000%	11/15/37	312,933	305,856
FHLMC, Series 3597-LH	4.500%	07/15/39	145,155	141,762
FHLMC, Series 4444-CH	3.000%	01/15/41	6,405	6,389
FHLMC, Series 4312-GA	2.500%	12/15/41	57,080	54,187
FHLMC, Series 4768-E	3.500%	09/15/42	314,844	307,382
FHLMC, Series 4319-PM	3.000%	03/15/43	536,873	513,661
FHLMC, Series 4570-PA	3.000%	03/15/44	413,880	389,567
FHLMC, Series 4938-BL	2.250%	07/25/49	424,617	371,954
FHLMC, Series 4960-PD	2.000%	10/25/49	258,238	210,906
				2,424,611
Federal National Mortgage Association - 6.3%
FNMA, Series 2003-48-TC	5.000%	06/25/23	40	40
FNMA, Series 2010-112-CY	4.000%	10/25/25	49,027	48,278
FNMA, Pool #AL0300	4.500%	06/01/26	76,541	75,760
FNMA, Series 2012-41-BA	2.500%	04/25/27	260,992	249,438
FNMA, Pool #AL4309	4.000%	10/01/28	157,346	154,574
FNMA, Series 2005-80-BA	5.000%	04/25/29	82,800	83,300
FNMA, Series 2005-109-PC	6.000%	12/25/35	44,058	44,410
FNMA, Series 2008-17-PA	4.500%	10/25/37	111,597	109,548
FNMA, Series 2008-49-PA	5.000%	04/25/38	88,604	86,730
FNMA, Series 2010-152-DA	3.000%	05/25/39	69,583	68,416
FNMA, Series 2009-94-DA	4.500%	10/25/39	193,932	187,168
FNMA, Series 2012-102-PA	4.500%	03/25/41	12,539	12,396
FNMA, Series 2012-136-PD	2.500%	11/25/42	233,067	221,445
FNMA, Series 2013-82-BP	2.750%	12/25/42	330,823	305,777
FNMA, Series 2014-80-KA	2.000%	03/25/44	87,936	68,110
FNMA, Series 2016-72-AP	4.000%	07/25/44	93,759	89,278
FNMA, Series 2018-14-PA	3.500%	04/25/47	358,777	340,894
				2,145,562

OAKHURST SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 40.0% (Continued)	Coupon	Maturity	Par Value	Value
Government National Mortgage Association - 2.0%
GNMA, Pool #615735X	5.000%	07/15/23	$ 246	$ 248
GNMA, Series 2011-26-PA	4.000%	07/20/40	32,030	31,699
GNMA, Series 2012-10-LD	3.000%	07/20/40	5,594	5,575
GNMA, Series 2018-131-PG	3.000%	09/20/48	93,757	86,486
GNMA, Series 2019-024-PE	3.250%	02/20/49	205,421	191,946
GNMA, Series 2019-065-EB	3.000%	05/20/49	174,933	156,110
GNMA, Series 2019-152-HA	3.500%	08/20/49	163,960	156,465
GNMA, Series 2020-095-NB	4.500%	07/20/50	70,283	64,725
				693,254
Non-Agency - 24.6%
Adjustable Rate Mortgage Trust, Series 2004-5-4-A-1 (a)	3.975%	04/25/35	107,823	107,162
American General Mortgage Loan Trust, 144A, Series 2006-1-A-5 (a)	5.750%	12/25/35	1,144	1,264
American Home Mortgage Investment Trust, Series 2004-3-IV-A (1*6MO LIBOR + 150) (a)	3.791%	10/25/34	322,088	318,519
American Home Mortgage Investment Trust, Series 2004-3-VI-A1 (b)	4.820%	10/25/34	12,241	11,815
Citigroup Mortgage Loan Trust, Inc., Series 2005-6-A-1 (1*H15T1Y + 210) (a)	6.080%	09/25/35	94,948	95,243
Credit Suisse First Boston Mortgage Securitization, Series 2004-6-II-A-1 (c)	0.000%	06/25/23	12,056	2
Credit Suisse First Boston Mortgage Securitization, Series 2004-AR2-II-A-1 (a)	4.158%	03/25/34	29,879	28,641
Goldman Sachs Mortgage Loan Trust, Series 2003-13-1A1 (a)	4.121%	10/25/33	75,999	74,614
Goldman Sachs Mortgage Loan Trust, Series 2004-10F-7A-1	5.500%	09/25/34	21,548	21,320
Goldman Sachs Mortgage Loan Trust, Series 2005-5F-8A-2 (1*1MO LIBOR + 50) (a)	5.500%	06/25/35	45,389	41,361
GSR Mortgage Loan Trust, Series 2003-7F-IA-4	5.250%	06/25/33	166,179	166,143
GSR Mortgage Loan Trust, Series 2005-AR6-1A-1 (a)	4.347%	09/25/35	8,081	7,945
HarborView Mortgage Loan Trust, Series 2004-4-2-A (1*1MO LIBOR + 56) (a)	5.412%	06/19/34	31,223	27,579

OAKHURST SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 40.0% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency - 24.6% (Continued)
Impac CMB Trust, Series 2005-4-2-A-1 (1*1MO LIBOR + 30) (a)	5.738%	05/25/35	$ 178,644	$ 159,049
Impac CMB Trust, 144A, Series 2007-A-A (1*1MO LIBOR + 50) (a)	5.638%	05/25/37	126,914	117,900
JPMorgan Mortgage Trust, Series 2003-A1-4-A-5 (a)	3.976%	10/25/33	46,904	44,258
JPMorgan Mortgage Trust, 144A, Series 2018-1-A-7 (a)	3.500%	06/25/48	561,439	507,607
JPMorgan Mortgage Trust, 144A, Series 2018-8-A-3 (a)	4.000%	01/25/49	97,955	91,329
Master Adjustable Rate Mortgages Trust, Series 2004-13-2-A-1 (a)	4.578%	04/21/34	97,285	92,240
Master Adjustable Rate Mortgages Trust, Series 2004-6-4-A-6 (a)	4.155%	07/25/34	217,120	215,475
Master Seasoned Securitization Trust, Series 2005-1-1-A-1 (a)	5.846%	09/25/32	348,439	346,207
MASTR Asset Alternative Loans Trust, Series 2003-1-2-A-1	6.500%	01/25/33	319,843	310,902
MASTR Asset Securitization Trust, Series 2003-12-1-A-1	5.250%	12/25/24	96	95
MASTR Asset Securitization Trust, Series 2003-11-7-A-5	5.250%	12/25/33	191,546	186,516
Mellon Residential Funding Corporation, Series 2000-TBC2-A-1 (1*1MO LIBOR + 48) (a)	5.587%	06/15/30	540,099	525,572
MLCC Mortgage Investors, Inc., Series 2003-B-A-1 (1*1MO LIBOR + 68) (a)	5.478%	04/25/28	28,140	26,355
MLCC Mortgage Investors, Inc., Series 2003-E-A-2 (1*6MO LIBOR + 66) (a)	5.937%	10/25/28	402,370	384,092
Mortgage IT Trust, Series 2004-2-M-1 (1*1MO LIBOR + 82.5) (a)	5.688%	12/25/34	471,924	446,111
Nationstar Mortgage Loan Trust, 144A, Series 2013-A-A (a)	3.750%	12/25/52	246,569	225,270
Provident Funding Mortgage Trust, 144A, Series 2019-2-A-2 (a)	3.000%	12/25/49	634,897	544,613
SBA Tower Trust, 144A, Series 2020-1-2-1C	1.884%	07/15/50	600,000	541,876

OAKHURST SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 40.0% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency - 24.6% (Continued)
Sequoia Mortgage Trust, 144A, Series 2019-5-A	3.500%	12/25/49	$ 715,673	$ 645,299
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12-3-A3 (a)	5.134%	09/25/34	27,718	26,669
Structured Asset Mortgage Investments II Trust, Series 2004-AR6-A-1A (1*1MO LIBOR + 70) (a)	5.482%	02/19/35	356,794	329,734
Structured Asset Mortgage Investments, Inc., Series 2004-AR3-I-A-1 (1*1MO LIBOR + 60) (a)	5.432%	07/19/34	679,228	605,553
Structured Asset Securities Corporation, Series 2003-34A-3-A4 (a)	4.943%	11/25/33	46,719	45,889
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR7-A-7 (a)	3.868%	08/25/33	104,909	96,865
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A (a)	4.169%	08/25/33	74,455	71,078
Wa-Mu Mortgage Pass-Through Certificates, Series 2002-AR2-A (1*COF 11 + 125) (a)	3.660%	02/27/34	16,614	15,565
Wells Fargo Mortgage-Backed Securities, Series 2004-K-II-A12 (a)	3.683%	07/25/34	9,174	9,314
Wells Fargo Mortgage-Backed Securities, Series 2004-K-II-A-6 (a)	3.683%	07/25/34	221,079	224,451
Wells Fargo Mortgage-Backed Securities, 144A, Series 2020-1-A-1 (a)	3.000%	12/25/49	759,710	651,242
				8,388,734

Total Collateralized Mortgage Obligations (Cost $14,682,332)				$ 13,652,161

CORPORATE BONDS - 39.2%	Coupon	Maturity	Par Value	Value
Communications - 3.6%
Discovery Communications, LLC	3.450%	03/15/25	$ 400,000	$ 384,618
TFCF America, Inc.	3.700%	09/15/24	450,000	436,691
WarnerMedia Holdings, Inc.	3.428%	03/15/24	420,000	411,087
				1,232,396
Consumer Staples - 1.1%
Campbell Soup Company	3.950%	03/15/25	391,000	382,687

Energy - 2.3%
El Paso Natural Gas Company, LLC	7.500%	11/15/26	403,000	420,997

OAKHURST SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 39.2% (Continued)	Coupon	Maturity	Par Value	Value
Energy - 2.3% (Continued)
Phillips 66 Partners L.P.	3.605%	02/15/25	$ 389,000	$ 371,456
				792,453
Financials - 18.0%
AerCap Ireland Capital D.A.C.	4.500%	09/15/23	400,000	398,197
Ally Financial, Inc.	5.800%	05/01/25	375,000	370,790
Antares Holdings L.P., 144A	8.500%	05/18/25	275,000	271,223
Ares Capital Corporation	4.250%	03/01/25	475,000	452,638
Athene Global Funding, 144A	2.750%	06/25/24	375,000	357,567
Aviation Capital Group, LLC, 144A	4.125%	08/01/25	360,000	338,785
Blackstone Private Credit Fund	2.350%	11/22/24	475,000	443,536
Fairfax Financial Holdings Ltd., 144A	4.875%	08/13/24	450,000	442,099
Fidelity & Guaranty Life Holdings, Inc., 144A	5.500%	05/01/25	350,000	344,373
FS KKR Capital Corporation	4.625%	07/15/24	375,000	363,534
Goldman Sachs BDC, Inc.	3.750%	02/10/25	475,000	458,715
Goldman Sachs Group, Inc.	3.500%	01/23/25	375,000	363,852
Icahn Enterprises, L.P.	4.750%	09/15/24	400,000	374,468
Owl Rock Capital Corporation	3.750%	07/22/25	375,000	345,342
PennyMac Mortgage Investment Trust	5.500%	11/01/24	400,000	366,000
Wells Fargo & Company	3.908%	04/25/26	475,000	461,970
				6,153,089
Health Care - 1.1%
CVS Pass-Through Trust	5.880%	01/10/28	32,669	32,628
CVS Pass-Through Trust	6.036%	12/10/28	325,831	328,859
				361,487
Industrials - 5.4%
American Airlines Group Pass-Through Certificates, Series 2013-1-A	4.000%	01/15/27	413,202	373,943
Delta Air Lines Pass-Through Certificates, Series 2019-1-A	3.404%	10/25/25	146,000	140,452
Ryder System, Inc., Series MTN	4.625%	06/01/25	350,000	344,798
Southwest Airlines Company	5.250%	05/04/25	450,000	448,300
United Airlines Pass-Through Trust, Series 2020-1B-B	4.875%	07/15/27	575,400	549,149
				1,856,642
Real Estate - 1.0%
American Tower Corporation	4.000%	06/01/25	350,000	340,418

OAKHURST SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS - 39.2% (Continued)	Coupon	Maturity	Par Value	Value
Technology - 4.8%
Equifax, Inc.	2.600%	12/15/25	$ 415,000	$ 388,719
Leidos, Inc.	3.625%	05/15/25	460,000	444,023
Microchip Technology, Inc.	4.250%	09/01/25	360,000	350,978
TD SYNNEX Corporation	1.250%	08/09/24	484,000	456,517
				1,640,237
Utilities - 1.9%
Elwood Energy, LLC	8.159%	07/05/26	301,428	245,664
NSG Holdings, LLC, 144A	7.750%	12/15/25	395,624	391,667
				637,331

Total Corporate Bonds (Cost $14,040,408)				$ 13,396,740

OAKHURST SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS - 6.1%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 5.04% (d) (Cost $2,098,518)	2,098,518	$ 2,098,518

Total Investments at Value - 103.6% (Cost $37,472,686)		$ 35,377,475

Liabilities in Excess of Other Assets - (3.6%)		(1,229,519)

Net Assets - 100.0%		$ 34,147,956

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid under procedures approved by the Board of Trustees. The total value of such securities is $7,515,249 as of May 31, 2023, representing 22.0% of net assets.
COF 11 -	Cost of funds for the 11th District of San Francisco.
H15T1Y -	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.
LIBOR -	London Interbank Offered Rate.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of May 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	Step Coupon. Rate shown is the coupon in effect as of May 31, 2023.
(c)	Illiquid security. Total value of illiquid securities held as of May 31, 2023 was $2, representing 0.0% (e) of net assets.
(d)	The rate shown is the 7-day effective yield as of May 31, 2023.
(e)	Percentage rounds to less than 0.1%.

OAKHURST SHORT DURATION HIGH YIELD CREDIT FUND
SCHEDULE OF INVESTMENTS
May 31, 2023 (Unaudited)

ASSET-BACKED SECURITIES - 4.3%	Coupon	Maturity	Par Value	Value
Coinstar Funding, LLC, 144A, Series 2017-1-A-2	5.216%	04/25/47	$ 540,500	$ 415,618
Fat Brands GFG Royalty, LLC, 144A, Series 2021-1-A-2	6.000%	07/25/51	750,000	670,018
Focus Brands Funding, LLC, 144A, Series 2018-1-A-2	5.184%	10/30/48	477,500	454,001
NPR Finance Ltd., 144A, Series 2019-2-C-1	6.441%	11/19/49	637,500	569,028
Total Asset-Backed Securities (Cost $2,282,801)				$ 2,108,665

CORPORATE BONDS - 92.8%	Coupon	Maturity	Par Value	Value
Communications - 8.2%
Connect Finco SARL/U.S. Finco, LLC, 144A	6.750%	10/01/26	$ 800,000	$ 771,295
DIRECTV Holdings, LLC/DIRECTV Financing Company, Inc.	4.450%	04/01/24	335,000	269,745
DIRECTV Holdings, LLC/DIRECTV Financing Company, Inc.	3.950%	01/15/25	438,000	326,742
DISH DBS Corporation	5.875%	11/15/24	525,000	450,118
Hughes Satellite Systems Corporation	6.625%	08/01/26	907,000	837,714
Terrier Media Buyer, Inc, 144A	8.875%	12/15/27	375,000	241,016
Uber Technologies, Inc., 144A	6.250%	01/15/28	750,000	746,250
Zayo Group Holdings, Inc., 144A	4.000%	03/01/27	500,000	348,195
				3,991,075
Consumer Discretionary - 11.9%
Caesars Entertainment, Inc., 144A	8.125%	07/01/27	857,000	873,063
Carnival Corporation, 144A	7.625%	03/01/26	1,000,000	948,118
Ford Motor Credit Company, LLC	4.271%	01/09/27	1,000,000	917,508
Genting NY, LLC, 144A	3.300%	02/15/26	750,000	679,667
NCL Corporation Ltd., 144A	3.625%	12/15/24	950,000	907,965
Rakuten Group, Inc., 144A	10.250%	11/30/24	750,000	751,875
White Cap Parent, LLC, 144A (a)	8.250%	03/15/26	750,000	706,875
				5,785,071
Consumer Staples - 3.7%
Coty, Inc., 144A	6.500%	04/15/26	873,000	859,477
Energizer Holdings, Inc., 144A	6.500%	12/31/27	1,000,000	961,250
				1,820,727
Energy - 11.9%
Antero Midstream Partners, L.P., 144A	5.750%	03/01/27	900,000	861,012
Ascent Resources Utica Holdings, LLC, 144A	7.000%	11/01/26	950,000	911,538

OAKHURST SHORT DURATION HIGH YIELD CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 92.8% (Continued)	Coupon	Maturity	Par Value	Value
Energy - 11.9% (Continued)
Crestwood Midstream Partners, L.P., 144A	5.625%	05/01/27	$ 750,000	$ 707,285
Howard Midstream Energy Partners, 144A	6.750%	01/15/27	923,000	854,070
New Fortress Energy, Inc., 144A	6.500%	09/30/26	950,000	841,946
SM energy Company	6.625%	01/15/27	930,000	895,062
Sunnova Energy Corporation, 144A	5.875%	09/01/26	830,000	728,889
				5,799,802
Financials - 20.4%
Acrisure, LLC/Acrisure Financial, Inc., 144A	10.125%	08/01/26	675,000	682,683
Antares Holdings, L.P., 144A	2.750%	01/15/27	1,100,000	901,914
BGC Partners, Inc., 144A	8.000%	05/25/28	500,000	496,655
Burford Capital Global, 144A	6.250%	04/15/28	750,000	700,421
Fly Leasing Ltd., 144A	7.000%	10/15/24	750,000	666,375
INTL FCStone, Inc., 144A	8.625%	06/15/25	750,000	755,760
Jefferson Capital Holdings, LLC, 144A	6.000%	08/15/26	550,000	441,524
MBIA, Inc.	7.000%	12/15/25	925,000	884,957
Midcap Financial Issuer Trust, 144A	6.500%	05/01/28	750,000	659,547
Navient Corporation	5.000%	03/15/27	1,000,000	867,730
New York Community Bancorp, Inc. (3MO LIBOR + 278) (b)	5.900%	11/06/28	543,000	498,447
PennyMac Mortgage Investment Trust	5.500%	11/01/24	750,000	686,250
United Shore Financial Services, LLC, 144A	5.500%	11/15/25	950,000	889,479
XPO Escrow Sub, LLC, 144A	7.500%	11/15/27	750,000	768,861
				9,900,603
Health Care - 5.4%
Heartland Dental, LLC, 144A	8.500%	05/01/26	1,003,000	882,640
Prime Healthcare Services, Inc., 144A	7.250%	11/01/25	1,000,000	937,930
U.S. Acute Care Solutions, LLC, 144A	6.375%	03/01/26	960,000	813,600
				2,634,170
Industrials - 14.4%
Air Canada Pass-Through Certificates, 144A, Series 2017-1-B	3.700%	01/15/26	771,583	721,583
American Airlines Group Pass-Through Certificates, Series 2017-1B-B	4.950%	08/15/26	752,400	721,951
American Airlines, Inc., 144A	11.750%	07/15/25	750,000	820,894
Bombardier, Inc., 144A	7.875%	04/15/27	900,000	889,797
Brundage-Bone Concrete Pumping, 144A	6.000%	02/01/26	935,000	867,213
GardaWorld Security Corporation, 144A	4.625%	02/15/27	750,000	684,936
Prime Security Services Borrower, LLC, 144A	5.750%	04/15/26	885,000	865,794
Sotheby's, 144A	4.875%	12/15/25	6,000	5,190

OAKHURST SHORT DURATION HIGH YIELD CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 92.8% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 14.4% (Continued)
United Airlines Pass-Through Trust, Series 2020-1B-B	4.875%	07/15/27	$ 719,250	$ 686,436
United Airlines, Inc., Series 2016-1B-B	3.650%	07/07/27	771,875	715,465
				6,979,259
Materials - 0.8%
Fortress Transportation & Infrastructure Investors, LLC, 144A	9.750%	08/01/27	375,000	386,404

Real Estate - 6.9%
Brookfield Property Partners, L.P., 144A	5.750%	05/15/26	1,000,000	882,050
HAT Holdings LLC, 144A	3.375%	06/15/26	1,025,000	896,640
New Residential Investment Corporation, 144A	6.250%	10/15/25	750,000	677,948
SBA Communications Corporation	3.875%	02/15/27	1,000,000	921,721
				3,378,359
Technology - 6.2%
Block, Inc.	2.750%	06/01/26	750,000	674,762
Norton Life Lock, Inc.	6.750%	09/30/27	875,000	873,997
Picard Midco, Inc., 144A	6.500%	03/31/29	1,025,000	905,220
Sabre Global, Inc., 144A	11.250%	12/15/27	710,000	545,777
				2,999,756
Utilities - 3.0%
Elwood Energy, LLC	8.159%	07/05/26	832,829	678,756
NSG Holdings, LLC, 144A	7.750%	12/15/25	802,497	794,472
				1,473,228

Total Corporate Bonds (Cost $47,942,996)				$ 45,148,454

OAKHURST SHORT DURATION HIGH YIELD CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.2%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 5.04% (c) (Cost $582,234)	582,234	$ 582,234

Total Investments at Value - 98.3% (Cost $50,808,031)		$ 47,839,353

Other Assets in Excess of Liabilities - 1.7%		806,757

Net Assets - 100.0%		$ 48,646,110

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid under procedures approved by the Board of Trustees. The total value of such securities is $35,349,758 as of May 31, 2023, representing 72.7% of net assets.
LIBOR -	London Interbank Offered Rate.

(a)	Payment-in-kind bond. The rate shown is the coupon rate of 8.25%. The payment-in-kind rate is 0.75%.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of May 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c)	The rate shown is the 7-day effective yield as of May 31, 2023.